INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
INVENTORIES (Tables) [Line Items]
Schedule of inventories
	June 30, 2021	December 31, 2020
Raw materials	$992	$1,015
Work-in-process	605	867
Finished goods	1,410	1,512
Total inventories	$3,007	$3,394

	December 31,
	2020	2019
Raw materials	$1,015	$673
Work-in-process	867	429
Finished goods	1,512	1,306
Total inventories	$3,394	$2,408